Financial Instruments and Risks - Credit Risk External Risk Rating (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents and financial investments
Financial Instruments and Risks
Credit risk exposure, external rating	R$ 25,486,018	R$ 2,708,338
Cash and cash equivalents and financial investments | AAA
Financial Instruments and Risks
Credit risk exposure, external rating	19,736,151	2,168,810
Cash and cash equivalents and financial investments | AA+
Financial Instruments and Risks
Credit risk exposure, external rating	5,257,518	169,881
Cash and cash equivalents and financial investments | AA
Financial Instruments and Risks
Credit risk exposure, external rating	68,207	207,925
Cash and cash equivalents and financial investments | AA-
Financial Instruments and Risks
Credit risk exposure, external rating	422,899	113,623
Cash and cash equivalents and financial investments | A
Financial Instruments and Risks
Credit risk exposure, external rating	80	45,753
Cash and cash equivalents and financial investments | A-
Financial Instruments and Risks
Credit risk exposure, external rating	1,160	2,330
Cash and cash equivalents and financial investments | BB
Financial Instruments and Risks
Credit risk exposure, external rating	2	16
Derivative financial instruments
Financial Instruments and Risks
Credit risk exposure, external rating	493,934	133,910
Derivative financial instruments | AAA
Financial Instruments and Risks
Credit risk exposure, external rating	141,296	65,510
Derivative financial instruments | AA+
Financial Instruments and Risks
Credit risk exposure, external rating		51,231
Derivative financial instruments | AA
Financial Instruments and Risks
Credit risk exposure, external rating	259,711	3,143
Derivative financial instruments | AA-
Financial Instruments and Risks
Credit risk exposure, external rating		R$ 14,026
Derivative financial instruments | A
Financial Instruments and Risks
Credit risk exposure, external rating	51,281
Derivative financial instruments | BB
Financial Instruments and Risks
Credit risk exposure, external rating	R$ 41,646